WRL FREEDOM WEALTH CREATOR®
Issued through
Transamerica Life Insurance Company
WRL Series Annuity Account
Updating Summary Prospectus
May 1, 2022
This Updating Summary Prospectus summarizes certain key features of the WRL Freedom Wealth Creator® variable annuity Policy (“the Policy”), The Updating Summary Prospectus also provides a summary of Policy features that have changed.
The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the prospectus and other information about the Policy online at Transamerica.com. You can also obtain this information at no cost by calling (800)851-9777, or You can also request this information from Your registered representative.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at (800)851-9777, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Your election to receive reports in paper will apply to all Portfolio Companies available under Your Policy.

ii

special TERMS
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 6400 C Street SW, Cedar Rapids, IA 52499, (800)851-9777. Please send all Purchase Payments, loan repayments, correspondence and notices to the Administrative Office.
Age - The issue Age, which is Annuitant’s Age on the birthday nearest the Policy date, plus the number of completed Policy years. When we use the term “Age” in this prospectus, it has the same meaning as “attained Age” in the Policy.
Fixed Account - One or more Investment Options under the Policy that are part of our general assets and are not in the Separate Account.
Investment Option(s) - The Subaccounts and the Fixed Account.
Owner (You, Your) - The person(s) entitled to exercise all rights and privileges under the Policy. The Annuitant is an Owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
Policy - The WRL Freedom Wealth Creator®, an individual deferred, flexible premium variable annuity. Also referred to as the contract.
Portfolio Company(ies) - The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.
Purchase Payments - Amounts paid by an Owner or on an Owner’s behalf to Transamerica Life Insurance Company as consideration for the benefits provided by the Policy. When we use the term “Purchase Payment” or “premium” in this prospectus, it has the same meaning as “net payment” in the Policy, which means the Purchase Payment less any applicable premium taxes.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified Underlying Fund Portfolio .
Surrender - The termination of a Policy at the option of an Owner.
Underlying Fund Portfolio - Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows You to invest in the Underlying Fund Portfolios through our Subaccounts. We reserve the right to add other Underlying Fund Portfolios as investment choices under the Policy in the future.

summary of policy features that have changed
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since You entered into Your Policy.
•	For changes in the names of certain portfolios and/or Advisers/Subadvisors please refer to the Appendix - Portfolio Companies Available Under the Policy.
•	For updated portfolio expense information please refer to Important Information You Should Consider About This Policy and the Appendix - Portfolio Companies Available Under the Policy.
•	For updated portfolio performance information please refer to the Appendix - Portfolio Companies Available Under the Policy.

important INFORMATION you should consider about the policy
	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawal	If You withdraw money during a specified number of years following each Purchase Payment being withdrawn, You may be assessed a withdrawal charge. The withdrawal charge is assessed for 7 years with a maximum of 8%.For example, if You make an early withdrawal, You could pay a withdrawal charge on a $100,000 investment of up to $8,000.	Annuity Policy Fee Tables and Expense Examples Transaction Expenses – Withdrawal Charge Access to Your Money Withdrawals and Surrenders
Transaction Charges	In addition to withdrawal charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment Options after the first 12 transfers per Policy year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
	Special Service Fee. We reserve the right to deduct a $25 charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.	Annuity Policy Fee Tables and Expense Examples Expenses – Transaction Expenses

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.			Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	1.40%
	Annual Policy Charge[2]	$0	$35
	Portfolio Company (fund fees and expenses)[3]	0.29%	2.23%
	Optional Benefit Expenses (if elected)	0.35% [1]	0.50% [1]
1 As a percentage of average Separate Account Value.
[2] As a percentage of Annuity Value.
[3] As a percentage of Portfolio Company assets.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost $1,817	Highest Annual Cost $9,817
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Portfolio Company fees and expenses
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.			Principal Risks of Investing in the Policy
Not a Short-Term Investment	This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for several years under the Policy. Withdrawal charges will reduce the value of Your Policy if You withdraw money during that time.
	The benefits of tax deferral and living benefit protection also means the Policy is more beneficial to investors with a long time horizon.			Principal Risks of Investing in the Policy Transaction Expenses - Withdrawal Charge Tax Information

	RISKS	Location in Prospectus
Risks Associated with Investment Options	• An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy.
• Each Investment Option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available Portfolio Companies before making an investment decision.	Principal Risks of Investing in the Policy Investment Risk Appendix: Portfolio Companies Available Under the Policy
Insurance Company Risks	Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)851-9777.	Principal Risks of Investing in the Policy Transamerica Life Insurance Company Financial Condition
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
• We reserve the right to limit transfers in circumstances of large or frequent transfers.
• The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
	• We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.	Expenses – Transaction Expenses Investment Option – Transfers Market Timing and Disruptive Trading
Optional Benefits	• Certain optional benefits limit or restrict the Investment Options that You may select under the Policy. We may change these restrictions in the future.
• Withdrawals that exceed the limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
	• We may stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.	Investment Restrictions Benefits Available Under the Policy Optional Benefit Riders
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if You take a withdrawal before age 59 ½.	Tax Information

	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica Capital, Inc. (“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Policies
Exchanges	If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy you already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.	Exchanges and/or Reinstatements

APPENDIX
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89358R481?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)851-9777.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	ProFund Access VP High Yield Advised by: ProFund Advisors LLC	1.72%	0.27%	3.25%	5.11%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”).	ProFund VP Asia 30 Advised by: ProFund Advisors LLC	1.62%	-18.52%	8.58%	6.04%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM.Index (the “Index”).	ProFund VP Basic Materials Advised by: ProFund Advisors LLC	1.68%	25.63%	11.77%	8.80%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”).	ProFund VP Bull Advised by: ProFund Advisors LLC	1.63%	26.33%	16.17%	14.30%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”).	ProFund VP Consumer Services Advised by: ProFund Advisors LLC	1.68%	10.23%	16.00%	15.97%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR® Index (the “Index”).	ProFund VP Emerging Markets Advised by: ProFund Advisors LLC	1.69%	-18.01%	7.82%	2.56%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”).	ProFund VP Europe 30 Advised by: ProFund Advisors LLC	1.69%	24.53%	6.48%	5.47%
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the U.S. Dollar Index® (the “Index”).	ProFund VP Falling U.S. Dollar Advised by: ProFund Advisors LLC	2.23%	-8.03%	-0.89%	-3.66%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.	ProFund VP Financials Advised by: ProFund Advisors LLC	1.66%	30.10%	12.00%	14.05%
Investment Objective: Seeks a high level of current income consistent with liquidity and preservation of capital.	ProFund VP Government Money Market(2) Advised by: ProFund Advisors LLC	1.53%	0.01%	0.25%	0.14%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks investment results, before fees and expenses that correspond to the performance of the Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.	ProFund VP International Advised by: ProFund Advisors LLC	1.60%	8.82%	6.91%	5.45%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.	ProFund VP Japan Advised by: ProFund Advisors LLC	1.69%	3.89%	8.63%	11.70%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”).	ProFund VP Mid-Cap Advised by: ProFund Advisors LLC	1.61%	22.21%	10.57%	11.75%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”).	ProFund VP NASDAQ-100 Advised by: ProFund Advisors LLC	1.68%	24.80%	26.01%	20.70%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and GasSM Index (the “Index”).	ProFund VP Oil & Gas Advised by: ProFund Advisors LLC	1.68%	51.93%	-3.55%	-1.01%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index (the “Index”).	ProFund VP Pharmaceuticals Advised by: ProFund Advisors LLC	1.67%	11.20%	8.11%	10.07%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the “Index”).	ProFund VP Precious Metals Advised by: ProFund Advisors LLC	1.68%	-8.94%	8.49%	-4.44%
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index.	ProFund VP Short Emerging Markets Advised by: ProFund Advisors LLC	1.61%	9.96%	-13.59%	-9.25%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the inverse (-1) of the dialing performance of the Index.	ProFund VP Short International Advised by: ProFund Advisors LLC	1.58%	-13.40%	-11.45%	-10.78%
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index.	ProFund VP Short NASDAQ-100 Advised by: ProFund Advisors LLC	1.68%	-25.13%	-25.87%	-22.23%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index.	ProFund VP Short Small-Cap Advised by: ProFund Advisors LLC	1.69%	-19.05%	-16.20%	-16.62%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.	ProFund VP Small-Cap Advised by: ProFund Advisors LLC	1.70%	12.88%	9.85%	11.22%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.	ProFund VP Small-Cap Value Advised by: ProFund Advisors LLC	1.69%	28.56%	8.43%	11.60%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index (the “Index”).	ProFund VP Telecommunications Advised by: ProFund Advisors LLC	1.69%	18.41%	3.10%	6.57%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to two time (2x) the daily performance of the Index.	ProFund VP UltraSmall-Cap Advised by: ProFund Advisors LLC	1.72%	23.30%	14.10%	19.59%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks investment results, before fees and expenses, that correspond to one and on-quarter times (1.25x) the daily price movement of the most recently issued Long Bond.	ProFund VP U.S. Government Plus Advised by: ProFund Advisors LLC	1.39%	-7.08%	6.54%	3.70%
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index (the “Index”).	ProFund VP Utilities Advised by: ProFund Advisors LLC	1.69%	15.41%	9.52%	9.26%
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP – Initial Class Sub-Advised by: Aegon USA Investment Management, LLC	0.62%	6.35%	6.01%	6.76%
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Initial Class Sub-Advised by: Aegon Asset Management UK plc (“AAM”)	0.94%	22.42%	7.69%	10.10%
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP – Initial Class Sub-Advised by: Aegon USA Investment Management, LLC	0.60%	-2.39%	3.14%	2.34%
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.	TA BlackRock Global Real Estate Securities - Initial Class Sub-Advised by: BlackRock Investment Management, LLC	0.79%	26.22%	9.53%	8.83%
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Initial Class(2) Sub-Advised by: BlackRock Investment Management, LLC	0.29%	0.00%	0.79%	0.40%
Investment Objective: Seeks current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Class(3) Sub-Advised by: BlackRock Investment Management, LLC	0.89%	5.74%	6.35%	4.91%
Investment Objective: Seeks capital appreciation with current income as secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Class(4) Sub-Advised by: BlackRock Investment Management, LLC	0.94%	7.62%	5.83%	5.38%
Investment Objective: Seeks capital appreciation with current income as secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	1.01%	7.63%	8.77%	7.55%
Investment Objective: Seeks capital growth.	Transamerica International Focus VP – Initial Class(5) Sub-Advised by: Epoch Investment Partners, Inc.	0.82%	10.82%	12.37%	9.39%
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Class Sub-Advised by: Janus Henderson Investors US LLC(6)	1.01%	15.44%	13.39%	10.93%
Investment Objective: Seeks long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP – Initial Class Sub-Advised by: Janus Henderson Investors US LLC(6)	0.82%	17.30%	19.49%	13.15%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.78%	5.90%	7.81%	6.02%
Investment Objective: Seeks long-term capital appreciation.	Transamerica JPMorgan Asset Allocation - Growth VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.86%	19.64%	16.01%	12.36%
Investment Objective: Seeks capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.80%	9.18%	9.60%	7.62%
Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.84%	13.95%	11.86%	9.47%
Investment Objective: Seeks total return, consisting of current income and capital appreciation.	Transamerica JPMorgan Core Bond VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.52%	-1.03%	3.67%	2.96%
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.	Transamerica JPMorgan Enhanced Index VP – Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.62%	30.12%	18.46%	16.41%
Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.90%	9.25%	9.74%	7.21%
Investment Objective: Seeks current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.81%	4.91%	6.90%	5.84%
Investment Objective: Seeks to balance capital appreciation and income.	Transamerica Managed Risk - Balanced ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.63%	9.35%	7.37%	6.27%
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Managed Risk - Growth ETF VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	0.65%	14.05%	9.32%	8.06%
Investment Objective: Seeks to maximize long-term growth.	Transamerica Morgan Stanley Capital Growth VP - Initial Class Sub-Advised by: Morgan Stanley Investment Management Inc.	0.72%	-0.53%	32.65%	23.34%
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP – Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.61%	17.04%	12.68%	11.20%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 years	10 years
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica PIMCO Tactical - Balanced VP - Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.11%	6.39%	7.64%	6.10%
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica PIMCO Tactical - Conservative VP - Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.12%	4.21%	7.11%	5.63%
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica PIMCO Tactical - Growth VP - Service Class Sub-Advised by: Pacific Investment Management Company LLC	1.13%	9.21%	8.95%	6.88%
Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Transamerica PIMCO Total Return VP – Initial Class Sub-Advised by: Pacific Investment Management Company LLC	0.67%	-0.87%	3.81%	3.18%
Investment Objective: Seeks to maximize total return.	Transamerica Small/Mid Cap Value VP - Initial Class Sub-Advised by: Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC	0.82%	28.12%	11.31%	12.91%
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP _ Initial Class Sub-Advised by: T. Rowe Price Associates, Inc.	0.81%	11.37%	15.75%	15.44%
Investment Objective: Seeks to maximize long-term growth.	Transamerica WMC US Growth VP – Initial Class Sub-Advised by: Wellington Management Company, LLP	0.90%	20.67%	24.60%	18.58%
(1)	Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs; financial objectives; investment goals; time horizons; and risk tolerance.
(2)	There can be no assurance any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccounts may become extremely low and possibly negative.
(3)	Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Conservative VP will be renamed Transamerica BlackRock iShares Active Asset Allocation - Conservative VP.
(4)	Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Moderate Growth VP will be renamed Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP.
(5)	Effective on or about November 1, 2021 Transamerica International Growth VP sub-advised by TDAM USA Inc. will be renamed Transamerica International Focus VP and will be sub-advised by Epoch Investment Partners, Inc.
(6)	Effective on or about January 1, 2022 Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC.
NOTE: All Underlying Fund Portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)525-6205 or write us at:
Transamerica Life Insurance Company
6400 C Street S.W.
Cedar Rapids, IA 52499
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C000223598